Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Developed World Bond Fund	Oct. 28, 2021
Class A
Operating Expenses:
Management Fees	0.51%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver	0.10%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.82%	[1]
Class C
Operating Expenses:
Management Fees	0.51%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.63%
Fee Waiver	0.06%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.57%	[1]
Class S
Operating Expenses:
Management Fees	0.51%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.90%
Total Annual Fund Operating Expenses	1.66%
Fee Waiver	0.59%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.07%	[1]
Class I
Operating Expenses:
Management Fees	0.51%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver	0.08%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.57%	[1]
Class N
Operating Expenses:
Management Fees	0.51%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.56%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.56%	[1]
Class T
Operating Expenses:
Management Fees	0.51%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs); brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.57% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.